Equity Offering and Stock-Based Compensation Plan (Schedule of Assumptions of Options Granted) (Details)	9 Months Ended
Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected option term	5 years 1 month 10 days
Dividend yield
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.61%
Expected price volatility	55.86%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.54%
Expected price volatility	56.87%